Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Schedule of rental income from lease agreements as lessor with both third parties and related parties
	For the years ended December 31,
	2019	2020	2021
Rental Income:
Lianwai Kindergarten	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited	1,619,048	914,287	152,382
Grocery stores	952,381	104,761	76,191
Total	3,325,714	1,773,333	982,858